SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2018
SEGMENTED INFORMATION [Text Block]
12.	SEGMENTED INFORMATION

The Company has one reportable segment, being the exploration and development of resource properties.

Geographic information is as follows:

	December 31,	December 31,	December 31,
	2018	2017	2016

Cash and restricted cash:
Canada	$1,708,013	$815,526	$772,535
Ghana	1,152,434	795,448	362,349
Total cash and restricted cash	2,860,447	1,610,974	1,134,884
Capital assets
Canada	—	—	—
Ghana	1,235,299	1,255,985	1,081,624
Total capital assets	1,235,299	1,255,985	1,081,624
Total	$4,095,746	$2,866,959	$2,216,508

Net (loss) profit:
Canada	$(791,818)	$(526,836)	$(599,442)
Ghana	2,098,001	882,691	118,558
Total	$1,306,183	$355,855	$(480,884)